Parent-Only Financial Statements, Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Investment securities	$ 313,801		$ 264,254
Total assets	1,687,155	[1],[2]	1,523,502	[1],[2]
Liabilities and equity
Short-term borrowings	63,518		53,883		57,175
Accrued expenses and other liabilities	86,122	[1]	66,436	[1]
Long-term debt	183,943		152,998
Total liabilities	1,501,893	[1],[3]	1,352,494	[1],[3]
Stockholders' equity	184,394		170,142
Total liabilities and equity	1,687,155	[1]	1,523,502	[1]
Parent Company [Member]
Assets
Cash and cash equivalents	43,846		42,389		35,702	19,342
Other assets	6,225		7,329
Total assets	312,147		283,443
Liabilities and equity
Short-term borrowings	2,270		5,121
Accrued expenses and other liabilities	6,984		7,241
Long-term debt	97,275		81,721
Indebtedness to nonbank subsidiaries	21,224		19,218
Total liabilities	127,753		113,301
Stockholders' equity	184,394		170,142
Total liabilities and equity	312,147		283,443
Parent Company [Member] | Bank [Member]
Assets
Loans to subsidiaries	18,166		7,140
Investments in subsidiaries	162,806		154,577
Parent Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	35,783		38,504
Investments in subsidiaries	24,567		21,852
Parent Company [Member] | Subsidiary Banks [Member]
Assets
Cash and cash equivalents	43,843		42,386
Investment securities	10,001		0
Parent Company [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	3		3
Investment securities	$ 10,753		$ 11,652

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Our consolidated assets at December 31, 2014 and December 31, 2013, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $117 million and $165 million; Trading assets, $0 million and $162 million; Investment securities, $875 million and $1.4 billion; Mortgages held for sale, $0 million and $38 million; Net loans, $4.5 billion and $6.1 billion; Other assets, $316 million and $347 million, and Total assets, $5.8 billion and $8.1 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2014 and December 31, 2013, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 million and $29 million; Accrued expenses and other liabilities, $49 million and $90 million; Long-term debt, $1.6 billion and $2.3 billion; and Total liabilities, $1.7 billion and $2.4 billion, respectively.